Fees and Expenses - XD Treasury Money Market Fund	Jan. 27, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s Financial Highlights.
Shareholder Fees [Table]
	Institutional Class	Investor Class	Select Class[1]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	None	None	None
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees[2]	0.00%	0.25%	0.00%
Shareholder Services Fees[2]	0.16%	0.16%	0.10%
Other Expenses	30.41%	30.41%	30.41%
Total Annual Fund Operating Expenses	30.77%	31.02%	30.71%
Fee Waivers and/or Expense Reimbursements[3]	-30.40%	-30.40%	-30.40%
Total Net Annual Fund Operating Expenses[4]	0.37%	0.62%	0.31%

1.	The Fund’s Select Class is not currently offered for sale. Other Expenses for this share class is based on estimated expenses for the current fiscal year.
2.	Expenses have been restated to reflect the maximum distribution and services (Rule 12b-1) fee and shareholder services fee that may apply. For the fiscal year ended September 30, 2025, no distribution and service (Rule 12b-1) fees or shareholder services fees were charged to any class of the Fund.
3.	The Fund’s Adviser, XD Fund Advisor LLC (the “Adviser”), has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding distribution (Rule 12b-1) fees, acquired fund fees and expenses, shareholder servicing fees, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class, Investor Class, and Select Class will not exceed 0.21%. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to January 31, 2027, without the approval of the Fund’s Board of Trustees.
4.	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s Financial Highlights.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in a series of the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Institutional Class	$38	$4,924	$7,617	$10,177
Investor Class	$63	$4,964	$7,646	$10,170
Select Class	$32	$4,915	$7,610	$10,178